NOTE 5. LOANS, NET	12 Months Ended
Dec. 31, 2015
Note 5. Loans Net
LOANS, NET

The following lists the components of loans, net:

	December 31,	December 31,
	2015	2014
Loans	$253,268	$19,304
Less: Provision for credit losses	(2,609)	(199)

Loans, net	$250,659	$19,105

Loans, net arise from loans made from the CeraVest P2P platform, for which the Company enters into a six-month lending agreement with SMBs with principal and interest payable in full at maturity by the SMBs. As of December 31, 2015  and 2014, the effective interest rate charged for CeraVest loans was approximately 8.62% per annum on both year ends.

Credit quality of loans, net

The carrying amount of the current and past due loans as of December 31, 2015 and 2014 were as follows:

December 31, 2015	Current	Past due	Total carrying amount

Gross loans	$246,279	$6,989	$253,268
Less: Provision for credit losses	(2,407)	(202)	(2,609)
Loans, net	$243,872	$6,787	$250,659

December 31, 2014	Current	Past due	Total carrying amount

Gross loans	$19,304	$-	$19,304
Less: Provision for credit losses	(199)	-	(199)
Loans , net	$19,105	$-	$19,105

The analysis of the age of the carrying amount of the past due receivables as of December 31, 2015 and 2014 were as follows:

	December 31,
	2015	2014

Less than 90 days	$5,749	$-
Over 90 days	1,240	-
Subtotal	6,989	-
Less: allowance for credit losses	(202)	-
Total	$6,787	$-

Provision for credit losses charged in the consolidated statement of income for the CeraVest business was approximately $2,527 and $198 for the years ended December 31, 2015 and 2014, respectively.